Consolidated Statements of Changes in Stockholders' Equity - MXN ($) $ in Thousands	Capital Stock	Additional paid-in capital	Retained earnings	Reserve repurchase and recoloration of shares	Accumulated Other comprehensive income (loss), net (Note 19)	Total controlling interest	Non- controlling Interest	Total
Balance at Dec. 31, 2022	$ 2,832,268	$ 4,575,233	$ 38,101,948	$ 2,733,722	$ (286,442)	$ 47,956,729	$ 37,647	$ 47,994,376
Repurchase of own capital stock, net				(89,042)		(89,042)		(89,042)
Comprehensive income (loss)			4,282,906		(2,369,969)	1,912,937	(12,806)	1,900,131
Balance at Dec. 31, 2023	2,832,268	4,575,233	42,384,854	2,644,680	(2,656,411)	49,780,624	24,841	49,805,465
Repurchase of own capital stock, net				(126,496)		(126,496)		(126,496)
Comprehensive income (loss)			10,487,819		(928,159)	9,559,660	3,383	9,563,043
Balance at Dec. 31, 2024	2,832,268	4,575,233	52,872,673	2,518,184	(3,584,570)	59,213,788	28,224	59,242,012
Repurchase of own capital stock, net				(115,778)		(115,778)		(115,778)
Comprehensive income (loss)			1,496,404		(1,390,293)	106,111	1,505	107,616
Balance at Dec. 31, 2025	$ 2,832,268	$ 4,575,233	$ 54,369,077	$ 2,402,406	$ (4,974,863)	$ 59,204,121	$ 29,729	$ 59,233,850